Equity - Monte Carlo pricing model assumptions used for the calculation of the fair value of share awards (Details) £ / shares in Units, shares in Millions	12 Months Ended
	Jun. 30, 2020 GBP (£) shares Months £ / shares	Jun. 30, 2019 GBP (£) shares Months £ / shares	Jun. 30, 2018 GBP (£) shares Months £ / shares
Disclosure of reserves within equity [abstract]
Risk free interest rate	0.40%	0.80%	0.30%
Expected life of the awards | Months	37	37	37
Dividend yield	1.90%	2.40%	2.60%
Weighted average share price (in GPB per share) | £ / shares	£ 35.01	£ 27.36	£ 25.73
Weighted average fair value of awards granted in the year	£ 8.99	£ 19.41	£ 17.61
Number of awards granted in the year (in shares) | shares	1.7	2.5	2.3
Fair value of all awards granted in the year	£ 16,000,000	£ 48,000,000	£ 41,000,000